Marketable Securities - Additional Information (Detail)	Sep. 30, 2020 Security	Dec. 31, 2019 USD ($)
Investments Debt And Equity Securities [Abstract]
Marketable securities | $		$ 0
Number of securities in unrealized loss position | Security	13